Accounts Receivables - Concessions (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivables - Concessions
Power distribution service concession

	12.31.2022	12.31.2021
Power distribution service concession (9.1)	1,442,819	1,200,708
Piped gas distribution service concession (9.2)	-	233,026
Bonus from the grant of concession agreements under the quota system (9.3)	766,832	730,851
Generation concession agreements (9.4)	68,642	102,220
	2,278,293	2,266,805
Current	8,603	5,121
Noncurrent	2,269,690	2,261,684

Schedule of power distribution service concession

Balance as of January 1, 2021	960,518
Transfers from contract assets (Note 10.1)	125,492
Transfers to intangible assets (Note 17.1)	8,385
Transfers to other receivables (assets held for disposal)	(2,407)
Fair value recognition	108,733
Loss on disposal	(13)
Balance as of December 31, 2021	1,200,708
Transfers from contract assets (Note 10.1)	168,072
Transfers to other receivables (assets held for disposal)	(5,048)
Fair value recognition	79,169
Loss on disposal	(82)
Balance as of December 31, 2022	1,442,819

Schedule of power generation concession contract - Generation Concession Agreements

Balance as of January 1, 2021	189,416
Transfers from contract assets (Note 10.2)	8,310
Transfers to intangible assets (Note 17.3)	1,398
Fair value recognition	33,909
Loss on disposal	(7)
Balance as of December 31, 2021	233,026
Transfers from intangible assets (Note 17.3)	(243,628)
Fair value recognition	10,772
Loss on disposal	(170)
Balance as of December 31, 2022	-

Schedule of power generation concession contract - Generation Concession Agreements

Balance as of January 1, 2021	671,204
Transfers to electricity grid use charges - customers	(74,835)
Interest (Note 30.1)	134,482
Balance as of December 31, 2021	730,851
Transfers to electricity grid use charges - customers	(82,458)
Interest (Note 30.1)	118,439
Balance as of December 31, 2022	766,832

Schedule of power generation concession contract - Generation Concession Agreements

Balance as of January 1, 2021	81,202
Remeasurement	18,414
Reversal of impairment	2,604
Balance as of December 31, 2021	102,220
Remuneration	1,934
Fair value adjustment	(35,512)
Balance as of December 31, 2022	68,642